INVESTMENTS - Long-term investments (Details)	1 Months Ended
	Sep. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INVESTMENTS
Held to maturity investment - Long-term time deposit			¥ 1,020,425,292
Cost method			988,268,166	¥ 212,081,741
Total net book value		$ 2,141,239,850	13,870,523,498	5,318,756,447
Held to maturity investment
INVESTMENTS
Term of time deposit	3 years
Payments for time deposit	¥ 1,000,000,000
Interest rate of time deposit (as a percent)	3.90%
Tujia
INVESTMENTS
Available-for-sale investments			2,876,749,196
LY.com
INVESTMENTS
Available-for-sale investments			1,745,309,616	1,547,844,523
Hanting
INVESTMENTS
Available-for-sale investments			1,116,231,309	898,828,511
eHi
INVESTMENTS
Available-for-sale investments			793,869,127	535,024,052
Easy Go
INVESTMENTS
Available-for-sale investments			527,301,676	627,905,501
Tuniu
INVESTMENTS
Available-for-sale investments			430,659,093	216,690,294
Others
INVESTMENTS
Available-for-sale investments			316,742,816	207,514,062
Equity method			461,048,432	169,902,835
eLong
INVESTMENTS
Equity method			2,632,145,397
Home Inns
INVESTMENTS
Equity method			¥ 961,773,378	¥ 902,964,928